UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	05/31/07

FORM N-CSR
Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
25	Financial Highlights
27	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

General Municipal
Money Market Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for General Municipal Money Market Fund, covering the six-month period from December 1, 2006, through May 31, 2007.

The U.S. economy continued to moderate during the reporting period as cooling housing markets took their toll on consumer and business spending. Labor markets, however, remained quite strong, and key measures of inflation have stayed stubbornly above the Federal Reserve’s stated “comfort zone.” Our economists believe that the anemic rate of U.S. economic growth recorded in the first quarter of 2007 should be the weakest reading of the current midcycle slowdown, and economic growth is likely to recover eventually to a near-trend pace.

The likely implications of our economic outlook include a long pause in Fed policy, a modest drop in 10-year Treasury bond yields (and consequent rise in price) and, in the absence of an as-yet unforeseen event, persistently tight yield spreads along the money market spectrum.We expect these developments to produce both challenges and opportunities for fixed-income investors. As always, your financial advisor can help you position your investments for these trends.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period from December 1, 2006, through May 31, 2007, as provided by Colleen Meehan, Senior Portfolio Manager

Market and Fund Performance Overview

Yields of tax-exempt money market instruments remained relatively stable over the reporting period as the Federal Reserve Board (the “Fed”) refrained from adjusting short-term interest rates throughout the reporting period.

For the six-month period ended May 31, 2007, the fund’s Class A shares produced an annualized yield of 3.10%, and its Class B shares produced an annualized yield of 2.73% .Taking into account the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 3.14% and 2.76%, respectively.1

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund’s net assets in high-quality short-term municipal obligations throughout the United States and its territories that provide income exempt from federal personal income tax. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Interest Rates Stabilize in a Slowing U.S. Economy

In the months leading up to the start of the reporting period, the U.S. housing market softened and energy prices fell, helping to relieve investors’ inflation concerns as the rate of U.S. economic growth moderated from the more robust pace set earlier in 2006.The Fed lent credence to a more moderate inflation outlook when it refrained from raising interest rates over the reporting period, citing the likelihood that slower economic growth would reduce inflationary pressures.

Although Fed policy remained unchanged, investors’ expectations of future interest-rate moves fluctuated with each new release of economic data. On one hand, moderating economic growth indicated to some investors that the Fed might begin to reduce interest rates to avoid a potential recession. On the other hand, stubborn inflationary pressures, including a strong U.S. labor market, suggested that the Fed would remain on hold, effectively delaying a change in monetary policy.

Yield Differences Decline Along the Market’s Maturity Range

With short-term interest rates having stabilized, yields of tax-exempt money market securities remained within a relatively tight trading range. However, yields of longer-dated instruments declined, leaving little difference in the yields of securities with maturities between six months and four years. Investors therefore continued to focus on tax-exempt instruments maturing in six months or less.

Technical factors put downward pressure on tax-exempt money market yields. The growing U.S. economy reduced the borrowing needs of several states and municipalities, and some issuers revised their borrowing programs to rely more heavily on short-term variable-rate demand notes. Even as the supply of one-year municipal notes declined, investor demand remained strong as evidenced by an increase in money market fund assets to record levels. Since yield differences had declined to historically narrow levels, the tax-exempt money market saw demand from investors who, under more typical market conditions, invest primarily in longer-term fixed-income securities.

In this environment, we generally maintained the fund’s weighted average maturity in a range we considered to be roughly in line with industry averages.Whenever possible, we attempted to smooth out the fund’s yield by limiting its exposure to variable-rate instruments. Instead, we found opportunities in tax-exempt commercial paper and seasoned municipal notes and bonds with maturities in the three- to six-month range.

Fund Remains Positioned for an Unchanged Fed Policy

Economic data have remained mixed as of the end of the reporting period, suggesting to us that the Fed is likely to stay on the sidelines. Indeed, the Fed held interest rates steady at its meeting in May, when it reiterated its view that inflation remains a more pressing risk to the economy than recession.

As of the end of the reporting period, the fund’s weighted average maturity was slightly longer than industry averages, due primarily to our focus on commercial paper. In addition, the fund’s weighted average maturity reflected our attempts to capture higher yields that have become available due to seasonal supply-and-demand factors.

June 15, 2007

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain
investors.Yields provided for the fund’s Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Class B shares would have produced an annualized yield of 2.69% and an annualized effective yield of 2.73%.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Municipal Money Market Fund from December 1, 2006 to May 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2007
	Class A	Class B

Expenses paid per $1,000 †	$ 3.12	$ 5.02
Ending value (after expenses)	$1,015.50	$1,013.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2007
	Class A	Class B

Expenses paid per $1,000 †	$ 3.13	$ 5.04
Ending value (after expenses)	$1,021.84	$1,019.95

† Expenses are equal to the fund’s annualized expense ratio of .62% for Class A shares and 1.00% for Class B shares; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2007 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—102.9%	Rate (%)	Date	Amount ($)	Value ($)

Alabama—3.0%
Birmingham Industrial Development
Board, SWDR (American Cast
Iron Company Project) (LOC;
Southtrust Bank)	4.00	6/7/07	3,765,000 [a]	3,765,000
Fultondale Industrial Development
Board, IDR (Melsur Corporation
Project) (LOC; Amsouth Bank)	3.91	6/7/07	3,015,000 [a]	3,015,000
Macon Trust Various Certificates
(Spanish Fort Redevelopment
Authority—Spanish Fort Town
Center) (Liquidity Facility;
Bank of America and LOC;
Bank of America)	3.83	6/7/07	12,500,000 [a,b]	12,500,000
Troy Health Care Authority,
LR (Southeast Alabama Rural
Health Associates Project)
(LOC; Regions Bank)	3.81	6/7/07	2,455,000 [a]	2,455,000
Arizona—1.0%
Arizona Health Facilities
Authority, Revenue (La Loma
Village) (LOC; Citibank NA)	3.81	6/7/07	7,000,000 [a]	7,000,000
Arkansas—.9%
Arkansas Development Finance
Authority, MFHR (Chapelridge
of Cabot Housing Project)
(LOC; Regions Bank)	3.84	6/7/07	6,675,000 [a]	6,675,000
California—2.5%
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)	3.86	6/7/07	18,119,481 [a,b]	18,119,481
Colorado—3.2%
Colorado Educational and Cultural
Facilities Authority,
Education Revenue (Vail
Mountain School Project)
(LOC; Key Bank)	3.84	6/7/07	5,000,000 [a]	5,000,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(EOP Charlotte JW, LLC
Project) (LOC; KBC Bank)	3.81	6/7/07	10,000,000 [a]	10,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Colorado (continued)
Morgan Keegan Municipal Products
Inc. Trust (City and County of
Denver) (Liquidity Facility; Lloyds
TSB Bank PLC and LOC; Ixis
Corporate and Investment Bank)	3.86	6/7/07	4,500,000 [a,b]	4,500,000
Telluride,
Excise Tax Revenue (Valley
Floor Open Space Project)
(LOC; Key Bank)	3.90	6/7/07	3,500,000 [a]	3,500,000
District of Columbia—2.3%
Bank of New York Municipal
Certificates Trust (District
of Columbia Housing Finance
Agency) (GIC; Trinity Funding
Corporation and Liquidity
Facility; The Bank of New York)	3.90	6/7/07	10,273,000 [a,b]	10,273,000
Bank of New York Municipal
Certificates Trust (District
of Columbia Housing Finance
Agency) (GIC; Trinity Plus
Funding Corporation and
Liquidity Facility; The Bank
of New York)	3.90	6/7/07	6,440,500 [a,b]	6,440,500
Florida—6.9%
Bay County Housing Finance
Authority, SFMR (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC:
FNMA and GNMA)	3.88	6/7/07	2,280,000 [a,b]	2,280,000
Dade County Industrial Development
Authority, IDR (Spectrum
Programs, Inc. Project)
(LOC; Bank of America)	3.81	6/7/07	435,000 [a]	435,000
Gulf Breeze,
Healthcare Facilities Revenue
(Heritage Healthcare Project)
(Liquidity Facility; AIG
SunAmerica Assurance)	3.98	6/7/07	3,470,000 [a]	3,470,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Hillsborough County Aviation
Authority, Revenue, CP (LOC;
Landesbank Baden-Wurttemberg)	3.82	10/11/07	3,000,000	3,000,000
Jacksonville Economic Development
Commission, Special Facility
Airport Revenue (Holland
Sheltair Aviation Group-Fort
Lauderdale Project)
(LOC; Bank of America)	3.81	6/7/07	1,000,000 [a]	1,000,000
Kissimmee Utility Authority,
CP (Liquidity Facility;
JPMorgan Chase Bank)	3.75	6/12/07	16,700,000	16,700,000
Miami-Dade County Industrial
Development Authority, IDR
(Tarmac America Project)
(LOC; Bank of America)	3.81	6/7/07	3,200,000 [a]	3,200,000
Pinellas County Industry Council,
Revenue (Chi Chi Rodriguez
Youth Foundation Project)
(LOC; Bank of America)	3.81	6/7/07	500,000 [a]	500,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.90	6/13/07	10,000,000	10,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.82	10/11/07	10,000,000	10,000,000
Georgia—5.8%
Atlanta Urban Residential Finance
Authority, MFHR (Lindbergh
City Center Apartments
Project) (LOC; Regions Bank)	3.83	6/7/07	5,000,000 [a]	5,000,000
Columbia County Development
Authority, Private Schools
Revenue (Augusta Preparatory
Project) (LOC; Wachovia Bank)	3.83	6/7/07	3,100,000 [a]	3,100,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Georgia (continued)
Fulton County Housing Authority,
MFHR (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch
Capital Services)	3.85	6/7/07	15,000,000 [a,b]	15,000,000
Municipal Electric Authority of
Georgia, CP (LOC; JPMorgan
Chase Bank)	3.93	6/13/07	15,420,000	15,420,000
Savannah Housing Authority,
MFHR (Bradley Pointe Apartments
Project) (LOC; Key Bank)	3.82	6/7/07	3,500,000 [a]	3,500,000
Hawaii—1.1%
Hawaii Department of Budget and
Finance, Special Purpose Revenue
(Hawaii Pacific Health Obligated
Group) (Liquidity Facility; Goldman
Sachs and Company and LOC;
Goldman Sachs Group)	3.82	6/7/07	8,000,000 [a,b]	8,000,000
Illinois—4.5%
Chicago,
Collateralized SFMR	3.87	3/6/08	8,000,000	8,000,000
Chicago, Midway Airport
Second Lien Revenue
(Insured; MBIA and Liquidity
Facility; Bank One)	3.96	6/1/07	6,000,000 [a]	6,000,000
Chicago O’Hare International
Airport, Special Facility Revenue
(O’Hare Technical Center II
Project) (LOC; ABN-AMRO)	3.83	6/7/07	8,000,000 [a]	8,000,000
Illinois Development Finance
Authority, IDR (Cloverhill
Pastry Vend Corporation)
(LOC; JPMorgan Chase Bank)	3.99	6/7/07	2,640,000 [a]	2,640,000
Illinois Development Finance
Authority, IDR (Durex
Industries Project)
(LOC; ABN-AMRO)	3.85	6/7/07	4,000,000 [a]	4,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Illinois (continued)
Illinois Educational Facilities
Authority, Revenue (Aurora
University) (LOC; Fifth Third Bank)	3.86	6/7/07	4,000,000 [a]	4,000,000
Indiana—2.0%
Indiana Bond Bank,
Revenue (Interim Midyear
Funding Program Notes)	3.87	6/26/07	8,000,000	8,000,000
Indiana Finance Authority,
Revenue (Lutheran Child)
(LOC; National City Bank)	3.84	6/7/07	5,500,000 [a]	5,500,000
Indiana Housing Finance Authority,
SFMR (Merlots Program)
(Insured: FNMA and GNMA and
Liquidity Facility; Wachovia Bank)	3.88	6/7/07	895,000 [a,b]	895,000
Iowa—1.0%
Louisa County,
PCR, Refunding (Midwest Power
Systems Inc. Project)	3.85	6/7/07	7,000,000 [a]	7,000,000
Kansas—2.7%
Kansas Development Finance
Authority, MFHR (Delaware
Highlands Assisted Living
Project) (LOC; FHLB)	3.86	6/7/07	2,500,000 [a]	2,500,000
Midwest Tax-Exempt Bond Grantor
Trust (LOC; Huntington NB)	4.11	6/7/07	5,975,450 [a,b]	5,975,450
Mission,
MFHR, Refunding (The Falls
Apartments Project)
(Insured; FNMA)	3.86	6/7/07	6,000,000 [a]	6,000,000
Pittsburg,
Temporary Notes	3.80	6/15/08	4,930,000 [c]	4,931,183
Kentucky—5.8%
Kenton County Airport Board,
Special Facilities Revenue
(Airis Cincinnati LLC Project)
(LOC; Deutsche Postbank)	3.85	6/7/07	34,200,000 [a]	34,200,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Kentucky (continued)
Kentucky Economic Development
Finance Authority, Health
Facilities Revenue (Kentucky
Easter Seal Society Project)
(LOC; Bank One)	3.86	6/7/07	2,100,000 [a]	2,100,000
Kentucky Economic Development
Finance Authority, Industrial
Building Revenue (Republic
Services Inc. Project)
(LOC; Bank One)	3.88	6/7/07	6,100,000 [a]	6,100,000
Louisiana—.6%
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue (Northwestern State
University Student Housing
Project) (LOC; Regions Bank)	3.84	6/7/07	2,750,000 [a]	2,750,000
Louisiana Public Facilities
Authority, Revenue (Blood
Center Properties Inc.
Project) (LOC; Bank One)	4.08	6/7/07	1,600,000 [a]	1,600,000
Maryland—2.2%
Frederick County,
Revenue (Homewood Inc.
Facility) (LOC; M&T Bank)	3.93	6/7/07	9,100,000 [a]	9,100,000
Maryland Economic Development
Corporation, Revenue (CWI
Limited Partnership Facility)
(LOC; M&T Bank)	3.93	6/7/07	3,395,000 [a]	3,395,000
Maryland Industrial Development
Financing Authority, Revenue
(Mercy High School Facility)
(LOC; M&T Bank)	3.93	6/7/07	3,520,000 [a]	3,520,000
Massachusetts—1.4%
Massachusetts,
CP (LOC; BNP Paribas)	3.92	6/7/07	10,000,000	10,000,000
Michigan—.9%
Kent Hospital Finance Authority,
LOR (Pine Rest Christian
Mental Health Services Project)
(LOC; Fifth Third Bank)	3.87	6/7/07	4,000,000 [a]	4,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Michigan (continued)
Michigan Strategic Fund,
LOR (D&R Paint Company
Project) (LOC; Fifth Third Bank)	3.96	6/7/07	2,465,000 [a]	2,465,000
Minnesota—1.6%
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	4.75	9/1/07	8,500,000	8,521,781
Saint Paul Housing and
Redevelopment Authority, MFHR,
Refunding (Hampden Square
Apartments) (LOC; FNMA)	3.91	6/7/07	2,840,000 [a]	2,840,000
Missouri—.5%
Kansas City Industrial Development
Authority, Revenue
(Alphapointe Association for
the Blind) (LOC; U.S. Bank NA)	3.85	6/7/07	3,385,000 [a]	3,385,000
Nevada—3.0%
Clark County,
IDR (Southwest Gas Corporation
Project) (LOC; Bank of America)	3.87	6/7/07	6,000,000 [a]	6,000,000
Nevada System of Higher Education,
University Revenue (Putters
Program) (Insured; AMBAC and
Liquidity Facility; PB Finance Inc.)	3.81	6/7/07	8,110,000 [a,b]	8,110,000
Truckee Meadows Water Authority,
Water Revenue (Insured; MBIA
and Liquidity Facility; Citibank NA)	3.82	6/7/07	7,440,000 [a,b]	7,440,000
New Hampshire—.1%
New Hampshire Housing Finance
Authority, SFHR (Merlots
Program) (Liquidity Facility;
Wachovia Bank)	3.88	6/7/07	375,000 [a,b]	375,000
New Mexico—.9%
Santa Fe,
Educational Facilities
Refunding and Improvement
Revenue (College of Santa Fe
Project) (Insured; Radian
Group and Liquidity Facility;
Royal Bank of Canada)	3.81	6/7/07	6,250,000 [a]	6,250,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York—3.2%
New York City Municipal Water
Finance Authority, CP
(Liquidity Facility: Landesbank
Baden-Wurttemberg and
Landesbank Hessen-
Thuringen Girozentrale)	3.65	6/13/07	15,000,000	15,000,000
Triborough Bridge and Tunnel
Authority, General Revenue,
Refunding (Liquidity Facility;
Bank of America)	3.75	6/7/07	4,800,000 [a]	4,800,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.82	6/7/07	3,280,000 [a,b]	3,280,000
North Carolina—1.2%
North Carolina Medical Care
Commission, Health Care
Facility Revenue (Merlots
Program) (Providence Place
Retirement Community Nursing
Home Project) (Liquidity
Facility; Wachovia Bank and
LOC; GNMA)	3.83	6/7/07	4,965,000 [a,b]	4,965,000
Robeson County Industrial
Facilities and Pollution
Control Finance Authority, IDR
(CB Systems, LLC Project)
(LOC; Wachovia Bank)	3.88	6/7/07	3,730,000 [a]	3,730,000
Ohio—6.3%
Athens County Port Authority,
Housing Revenue (Housing for
Ohio Inc. Project) (LOC;
Wachovia Bank)	3.81	6/7/07	2,000,000 [a]	2,000,000
Cleveland-Cuyahoga County Port
Authority, Development
Revenue, Refunding (Judson
Project) (LOC; National City Bank)	3.81	6/7/07	8,395,000 [a]	8,395,000
Cuyahoga County,
IDR (King Nut Project) (LOC;
National City Bank)	3.89	6/7/07	2,955,000 [a]	2,955,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ohio (continued)
Hamilton County,
Hospital Facilities Revenue
(Christ Hospital) (Insured;
FSA and Liquidity Facility;
Svenska Handelsbanken)	3.85	6/7/07	20,000,000 [a,b]	20,000,000
Lima,
HR (Lima Memorial Hospital
Project) (LOC; Bank One)	3.86	6/7/07	2,075,000 [a]	2,075,000
Ohio Higher Educational Facility
Commission, LR (Higher
Educational Facility Pooled
Program) (LOC; Fifth Third Bank)	3.86	6/7/07	1,900,000 [a]	1,900,000
Ohio Higher Educational Facility
Commission, LR (Higher
Educational Facility Pooled
Program) (LOC; Fifth Third Bank)	3.86	6/7/07	500,000 [a]	500,000
Stark County Port Authority,
Revenue (Community Action
Agency Project) (LOC; Bank One)	4.08	6/7/07	965,000 [a]	965,000
Zanesville-Muskingum County Port
Authority, EDR, Refunding
(Grove City Church of the
Nazarene Project) (LOC;
National City Bank)	3.84	6/7/07	7,630,000 [a]	7,630,000
Oklahoma—.6%
Tulsa County Industrial Authority,
Capital Improvements Revenue
(Liquidity Facility; Bank of America)	3.70	11/15/07	4,100,000	4,100,000
Oregon—.5%
Washington County Housing
Authority, MFHR (Cedar Mill
Project) (LOC; M&T Bank)	3.98	6/7/07	3,905,000 [a]	3,905,000
Pennsylvania—6.6%
Berks County Industrial
Development Authority, Revenue
(EJB Paving and Materials Company
Project) (LOC; Wachovia Bank)	3.93	6/7/07	845,000 [a]	845,000
Berks County Industrial
Development Authority, Revenue
(Richard J. Caron Foundation
Project) (LOC; Wachovia Bank)	3.88	6/7/07	2,500,000 [a]	2,500,000

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Dauphin County General Authority,
Revenue (Education and Health
Loan Program) (Insured; AMBAC
and Liquidity Facility;
JPMorgan Chase Bank)	3.81	6/7/07	4,135,000 [a]	4,135,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program II)
(Insured; AMBAC and Liquidity
Facility; Bank of Nova Scotia)	3.79	6/7/07	25,000,000 [a]	25,000,000
East Hempfield Township Industrial
Development Authority, IDR
(Mennonite Home Project)
(LOC; M&T Bank)	3.81	6/7/07	11,700,000 [a]	11,700,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.83	6/7/07	4,800,000 [a]	4,800,000
South Carolina—4.1%
Puttable Floating Option Tax
Exempt Receipts (South Carolina
Jobs-Economic Development
Authority, Hospital Improvement
Revenue (Palmetto Health))
(Liquidity Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch Capital Services)	3.84	6/7/07	21,000,000 [a,b]	21,000,000
South Carolina Jobs-Economic
Development Authority, EDR
(Orders Realty Company, Inc.
Project) (LOC; Wachovia Bank)	3.88	6/7/07	3,000,000 [a]	3,000,000
South Carolina Public Service
Authority, Revenue (Putters
Program) (Insured; AMBAC and
Liquidity Facility; PB Finance Inc.)	3.81	6/7/07	5,545,000 [a,b]	5,545,000
South Dakota—1.2%
South Dakota Housing Development
Authority, SFMR (Liquidity Facility;
Merrill Lynch Capital Services and
LOC; Pallas Capital Corporation)	3.89	6/7/07	8,885,000 [a,b]	8,885,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Tennessee—3.1%
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, MFHR (The
Fountain Apartments Project)
(LOC; Fifth Third Bank)	3.96	6/7/07	10,000,000 [a]	10,000,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; JPMorgan Chase Bank)	3.92	6/1/07	3,070,000 [a]	3,070,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; DEPFA
Bank PLC)	3.91	6/1/07	2,140,000 [a]	2,140,000
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue (Liquidity Facility;
Merrill Lynch Capital Services)	3.82	6/7/07	7,600,000 [a,b]	7,600,000
Texas—9.3%
Harris County Metropolitan Transit
Authority, Sales and Use Tax
Revenue, CP (LOC; DEPFA
Bank PLC)	3.70	8/15/07	5,000,000	5,000,000
Houston,
Airport System Revenue, CP
(LOC; Dexia Credit Locale)	3.72	7/24/07	6,500,000	6,500,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.68	7/11/07	11,000,000	11,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.80	8/13/07	15,000,000	15,000,000
Houston Industrial Development
Corporation, Air Cargo Revenue
(Aero Houston East, LP
Project) (LOC; Bank One)	3.89	6/7/07	4,710,000 [a]	4,710,000

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)
Lubbock Housing Finance
Corporation, SFMR (Guaranteed
Mortgage-Backed Securities
Program) (GIC; Royal Bank of
Canada and LOC: FHLMC, FNMA
and GNMA)	4.40	3/1/08	3,940,000	3,955,697
North Central Texas Health
Facilities Development
Corporation, Revenue, CP
(Methodist Hospital) (Insured;
AMBAC and Liquidity Facility;
Dexia Credit Locale)	3.90	6/6/07	10,000,000	10,000,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF
Corporation Project)	3.80	6/21/07	5,000,000	5,000,000
Revenue Bond Certificate Series
Trust Various States, Housing
Revenue (Pebble Brooke)
(GIC; AIG Funding Inc.)	4.08	6/7/07	7,000,000 [a,b]	7,000,000
Vermont—.8%
Vermont Economic Development
Authority, Revenue, CP (Economic
Development Capital Program)
(LOC; JPMorgan Chase Bank)	3.85	7/17/07	6,000,000	6,000,000
Virginia—3.0%
Ashland Industrial Development
Authority, IDR (Tru-Wood
Cabinets Project)
(LOC; Regions Bank)	3.88	6/7/07	3,655,000 [a]	3,655,000
Charles City County Economic
Development Authority, SWDR
(Waste Management Inc. Project)
(LOC; JPMorgan Chase Bank)	3.81	6/7/07	4,500,000 [a]	4,500,000
Lynchburg Redevelopment and
Housing Authority, Housing Revenue
(KHM Properties-Lynchburg, LLC
Project) (LOC; Manufacturers
and Traders Trust Company)	3.86	6/7/07	13,520,000 [a]	13,520,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Washington—3.8%
Chelan County Public Utility
District Number 001,
Consolidated Revenue (Merlots
Program) (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	3.88	6/7/07	6,980,000 [a,b]	6,980,000
Port of Seattle,
Revenue (Merlots Program)
(Insured; FGIC and Liquidity
Facility; Wachovia Bank)	3.88	6/7/07	5,380,000 [a,b]	5,380,000
Washington Economic Development
Finance Authority, SWDR (Cedar
Grove Composing Project) (LOC;
Wells Fargo Bank)	3.85	6/7/07	5,490,000 [a]	5,490,000
Washington Housing Finance
Commission, MFHR (Cambridge
Apartments Project)
(LOC; U.S. Bank NA)	3.83	6/7/07	10,120,000 [a]	10,120,000
West Virginia—.4%
Ritchie County,
IDR (Simonton Building
Products Inc.) (LOC; PNC Bank)	3.88	6/7/07	2,800,000 [a]	2,800,000
Wisconsin—1.6%
Park Falls,
IDR (Weather Shield Project)
(LOC; Bank One)	3.89	6/7/07	4,925,000 [a]	4,925,000
Sun Prairie Area School District,
BAN	4.25	11/30/07	6,500,000	6,509,945
Wyoming—3.3%
Campbell County,
IDR (Two Elk Power Generation
Station Project) (LOC; Citibank NA)	3.80	11/30/07	24,000,000	24,000,000

Total Investments (cost $747,907,037)			102.9%	747,907,037
Liabilities, Less Cash and Receivables			(2.9%)	(21,002,783)
Net Assets			100.0%	726,904,254

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities amounted to $190,543,431 or 26.2% of net assets.
[c] Purchased on a delayed delivery basis.

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

20

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%) †

F1+,F1	VMIG1,MIG1,P1	SP1+,SP1,A1+,A1	88.1
AAA,AA,A [d]	Aaa,Aa,A [d]	AAA,AA,A [d]	2.1
Not Rated [e]	Not Rated [e]	Not Rated [e]	9.8
			100.0

†	Based on total investments.
[d]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	747,907,037	747,907,037
Receivable for investment securities sold		4,764,407
Prepaid expenses		91,756
		752,763,200

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		617,926
Cash overdraft due to Custodian		20,045,060
Payable for investment securities purchased		4,931,183
Payable for shares of Common Stock redeemed		183,647
Accrued expenses		81,130
		25,858,946

Net Assets ($)		726,904,254

Composition of Net Assets ($):
Paid-in capital		726,608,169
Accumulated net realized gain (loss) on investments		296,085

Net Assets ($)		726,904,254

Net Asset Value Per Share
	Class A	Class B

Net Assets ($)	77,956,323	648,947,931
Shares Outstanding	78,187,345	648,704,884

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2007 (Unaudited)

Investment Income ($):
Interest Income	14,728,945
Expenses:
Management fee—Note 2(a)	1,978,209
Shareholder servicing costs—Note 2(c)	1,068,581
Distribution and prospectus fees—Note 2(b)	688,731
Registration fees	63,013
Professional fees	30,222
Custodian fees	29,557
Prospectus and shareholders’ reports	8,930
Directors’ fees and expenses—Note 2(d)	6,927
Miscellaneous	25,902
Total Expenses	3,900,072
Less—reduction in shareholder servicing costs
due to undertaking—Note 2(c)	(149,821)
Net Expenses	3,750,251
Investment Income—Net	10,978,694

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	263,267
Net Increase in Net Assets Resulting from Operations	11,241,961

See notes to financial statements.

The Fund

23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2007	Year Ended
	(Unaudited)	November 30, 2006

Operations ($):
Investment income—net	10,978,694	31,859,153
Net realized gain (loss) on investments	263,267	32,818
Net Increase (Decrease) in Net Assets
Resulting from Operations	11,241,961	31,891,971

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(1,671,656)	(3,983,048)
Class B shares	(9,307,038)	(15,879,496)
E*TRADE Class	—	(12,018,316)
Total Dividends	(10,978,694)	(31,880,860)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A shares	236,861,559	850,032,810
Class B shares	1,348,707,951	2,202,323,784
E*TRADE Class	—	263,172,742
Dividends reinvested:
Class A shares	1,572,469	3,887,954
Class B shares	9,323,730	15,841,223
E*TRADE Class	—	11,456,364
Cost of shares redeemed:
Class A shares	(284,389,757)	(866,268,519)
Class B shares	(1,347,459,412)	(2,247,777,655)
E*TRADE Class	—	(1,075,789,787)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(35,383,460)	(843,121,084)
Total Increase (Decrease) in Net Assets	(35,120,193)	(843,109,973)

Net Assets ($):
Beginning of Period	762,024,447	1,605,134,420
End of Period	726,904,254	762,024,447

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended

	May 31, 2007		Year Ended November 30,

Class A Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.015	.028	.017	.006	.006	.010
Distributions:
Dividends from
investment income—net	(.015)	(.028)	(.017)	(.006)	(.006)	(.010)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.11[a]	2.87	1.76	.64	.58	1.02

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.62[a]	.60	.61	.60	.58	.57
Ratio of net expenses
to average net assets	.62[a]	.59	.61	.60	.58	.57
Ratio of net investment income
to average net assets	3.09[a]	2.82	1.70	.63	.59	1.02

Net Assets, end of period
($ X 1,000)	77,956	123,871	136,209	209,176	239,203	309,159

[a] Annualized.
See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended

	May 31, 2007		Year Ended November 30,

Class B Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.014	.024	.014	.002	.002	.006
Distributions:
Dividends from
investment income—net	(.014)	(.024)	(.014)	(.002)	(.002)	(.006)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.75[a]	2.47	1.38	.25	.20	.59

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.04[a]	1.04	1.05	1.05	1.04	1.04
Ratio of net expenses
to average net assets	1.00[a]	1.00	.99	.99	.96	1.00
Ratio of net investment income
to average net assets	2.73[a]	2.44	1.39	.24	.20	.59

Net Assets, end of period
($ X 1,000)	648,948	638,154	667,757	544,079	584,839	561,088

[a] Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Municipal Money Market Fund (the “fund”) is a separate diversified series of General Municipal Money Market Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering one series, which is the fund.The fund’s investment objective is to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. During the reporting period, the Manager was a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. Effective June 30, 2007, the Distributor will be known as MBSC Securities Corporation. The fund is authorized to issue 20.5 billion shares of $.001 par value Common Stock. The fund is currently authorized to issue two classes of shares: Class A (15 billion shares authorized) and Class B (5.5 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

value of the average daily net assets of Class B shares. During the period ended May 31, 2007, sub-accounting service fees amounted to $170,752 for Class B shares and are included in shareholder servicing costs. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments`are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2006 were all tax exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the average value of the fund’s net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended May 31, 2007, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Distribution Plan with respect to Class B shares (“Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B shares. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing their shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2007, Class B shares were charged $688,731, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2007, Class A shares were charged $29,228 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (“Shareholder Services Plan”) Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents in respect of their services. The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2006 through May 31, 2007 for Class B shares, to reduce the expenses of Class B shares of the fund, if the aggregate expenses of Class B shares of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses,

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exceed an annual rate of 1% of the value of the average daily net assets of each such class, respectively. Such expense limitations are voluntary, temporary and may be revised or terminated at anytime. Pursuant to the Class B Shareholder Services Plan, during the period ended May 31, 2007, Class B shares were charged $853,759 and there was a reduction of $149,821 by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2007, the fund was charged $14,062 pursuant to the transfer agency agreement.

During the period ended May 31, 2007, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $336,115, Rule 12b-1 distribution plan fees $121,054, shareholder services plan fees $181,582, chief compliance officer fees $3,748 and transfer agency per account fees $3,360, which are offset against an expense reimbursement currently in effect in the amount of $27,933.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

For More Information

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 MBSC Securities Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2007

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)